Related Party Transactions - Schedule of Balances with Related Parties (Details) - USD ($)		Jun. 30, 2026	Dec. 31, 2025
Profit Sail International Express (SZX) Company Limited [Member]
Related Party Transaction [Line Items]
Amounts due to related parties total	[1]		$ 21,554
Amount due from a related party total	[2]		938,938
Account receivables from a related party		523,970	878,876
Rich Fame International Limited [Member]
Related Party Transaction [Line Items]
Amounts due to related parties total	[1]	45,000	45,000
Related Party [Member]
Related Party Transaction [Line Items]
Amounts due to related parties total		45,000	66,554
Amount due from a related party total			938,938
Account receivables from a related party		$ 523,970	$ 878,876

[1]	Advances from related parties to the Company and general and administrative expenses paid by the related parties on behalf of the Company. Amounts due to related parties are non-trade, unsecured, non-interest bearing and repayable on demand.
[2]	Amount due from a related party represents the freight forwarding service fee paid on behalf of the related party by the Company. Management is in the opinion that such expense paid on behalf arrangement is solely for the purposes of the Company’s business development in the Chinese Mainland and it is in accordance with the applicable laws and regulations. All the amount was settled during the six months ended June 30, 2026.